UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue (Note 14)	$ 65,620	$ 57,296
Cost of revenue (Note 15)	14,353	11,395
Gross profit	51,267	45,901
Operating expenses
General and administrative	11,338	8,725
Sales and marketing	21,305	20,355
Research and development	15,457	13,403
Share-based compensation (Note 12)	1,284	789
Foreign exchange loss	1,454	123
Depreciation and amortization (Note 6, 7 and 8)	1,922	798
Operating expenses	52,760	44,193
Operating (loss) income	(1,493)	1,708
Finance costs (income), net (Note 10)	410	(648)
Other income, net	0	(1)
(Loss) income before income taxes	(1,903)	2,357
Income tax (recovery) expense	(284)	883
Net (loss) income	(1,619)	1,474
Item that may be reclassified subsequently to income:
Exchange loss on translation of foreign operations	124	8
Comprehensive (loss) income	$ (1,743)	$ 1,466
Earnings (loss) per share - basic (Note 13) (in dollars per share)	$ (0.06)	$ 0.05
Earnings (loss) per share - diluted (Note 13) (in dollars per share)	$ (0.06)	$ 0.05
Weighted average number of common shares outstanding - basic (Note 13) (in shares)	28,075,031	30,263,194
Weighted average number of common shares outstanding - diluted (Note 13) (in shares)	28,730,186	30,927,215